INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments recognized at fair value
Shareholder amount	R$ 790,739
Fair value	R$ 1,761,258	R$ 1,878,609
AES TIET ENERGIA S/A
Investments recognized at fair value
Percentage of participations for fair value investments	6.80%
Shareholder amount	R$ 147,327
Fair value	R$ 383,958	333,932
Companhia Energtica do Cear - COELCE
Investments recognized at fair value
Percentage of participations for fair value investments	7.06%
Shareholder amount	R$ 76,658
Fair value	R$ 200,391	254,664
Energisa Holding
Investments recognized at fair value
Percentage of participations for fair value investments	2.06%
Shareholder amount	R$ 101,897
Fair value	R$ 371,418	354,279
Auren Energia S.A.
Investments recognized at fair value
Percentage of participations for fair value investments	1.03%
Shareholder amount	R$ 61,468
Fair value	R$ 152,425
Companhia Energtica de So Paulo - CESP
Investments recognized at fair value
Fair value		224,090
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Percentage of participations for fair value investments	10.75%
Shareholder amount	R$ 266,636
Fair value	R$ 227,237	281,924
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Percentage of participations for fair value investments	0.56%
Shareholder amount	R$ 60,413
Fair value	R$ 105,164	92,459
Equatorial Energia Par
Investments recognized at fair value
Percentage of participations for fair value investments	0.99%
Shareholder amount	R$ 16,075
Fair value	R$ 143,008	117,671
Neoenrgia Pernambuco
Investments recognized at fair value
Fair value		31,941
Energisa Mato Grosso - Distribuidora de Energia S.A.
Investments recognized at fair value
Percentage of participations for fair value investments	0.18%
Shareholder amount	R$ 3,064
Fair value	R$ 32,632	32,400
Rio Parapanema Energia
Investments recognized at fair value
Percentage of participations for fair value investments	0.47%
Shareholder amount	R$ 3,924
Fair value	R$ 11,899	14,615
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Percentage of participations for fair value investments	2.10%
Shareholder amount	R$ 11,861
Fair value	16,330	23,650
Others
Investments recognized at fair value
Shareholder amount	41,416
Fair value	R$ 116,796	R$ 116,984
Others | Minimum
Investments recognized at fair value
Percentage of participations for fair value investments	0.06%
Others | Maximum
Investments recognized at fair value
Percentage of participations for fair value investments	0.31%